Capital Ratios - Capital Ratios for Park and Each Subsidiary (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer	0.625%
Park National Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Risk-Based Capital	9.87%	9.83%
Tier One Risk Based Capital Required for Capital Adequacy	$ 324,115	$ 310,560
Common Equity Tier 1	9.87%	9.83%
Common Equity Tier 1 Capital Required For Capital Adequacy	$ 243,086	$ 232,920
Total Risk-Based	11.24%	11.37%
Capital Required for Capital Adequacy	$ 432,153	$ 414,079
Leverage Capital Required For Capital Adequacy To Average Total Assets	4.00%	4.00%
Common Equity Tier 1 Capital	$ 533,215	$ 508,763
Leverage Capital Required To Be Well Capitalized	$ 363,339	$ 360,183
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%	6.00%
Leverage Capital	$ 533,215	$ 508,763
Tier One Risk Based Capital Required to be Well Capitalized	$ 432,153	$ 414,079
Common Equity Tier 1 Capital Required For Capital Adequacy To Average Total Assets	4.50%	4.50%
Common Equity Tier 1 Capital Required To Be Well Capitalized	$ 351,125	$ 336,439
Leverage	7.34%	7.06%
Leverage Capital Required For Capital Adequacy	$ 290,671	$ 288,147
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	$ 540,192	$ 517,599
Tier One Risk Based Capital	$ 533,215	$ 508,763
Common Equity Tier 1 Capital Required To Be Well Capitalized To Average Total Assets	6.50%	6.50%
Risk Based Capital	$ 607,269	$ 588,467
Leverage Capital Required To Be Well Capitalized To Average Total Assets	5.00%	5.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Park
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Risk-Based Capital	12.83%	12.82%
Tier One Risk Based Capital Required for Capital Adequacy	$ 328,673	$ 314,310
Common Equity Tier 1	12.55%	12.54%
Common Equity Tier 1 Capital Required For Capital Adequacy	$ 246,505	$ 235,732
Total Risk-Based	14.32%	14.49%
Capital Required for Capital Adequacy	$ 438,231	$ 419,080
Leverage Capital Required For Capital Adequacy To Average Total Assets	4.00%	4.00%
Common Equity Tier 1 Capital	$ 687,651	$ 656,664
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%	6.00%
Leverage Capital	$ 702,651	$ 671,664
Common Equity Tier 1 Capital Required For Capital Adequacy To Average Total Assets	4.50%	4.50%
Leverage	9.56%	9.22%
Leverage Capital Required For Capital Adequacy	$ 293,916	$ 291,449
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Leverage Capital Required For Capital Adequacy plus capital conservation buffer To Average Total Assets	4.00%	4.00%
Tier One Risk Based Capital Required For Capital Adequacy plus capital conservation buffer To Average Total Assets	8.50%	8.50%
Common Equity Tier 1 Capital Required For Capital Adequacy plus capital conservation buffer To Average Total Assets	7.00%	7.00%
Capital Required For Capital Adequacy plus capital conservation buffer To Average Total Assets	10.50%	10.50%
Tier One Risk Based Capital	$ 702,651	$ 671,664
Risk Based Capital	$ 784,406	$ 758,988